Financial Instruments - Effective Portion (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 9,840	$ 8,628
Amount of Gain/(Loss) recognized in income	1,447	0
Interest rate swaps
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(1,857)	(2,163)
Interest expense and finance cost
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	9,840	8,628
Amount of Loss Reclassified from OCI into Income (Effective Portion)	(11,697)	(10,791)
Gain on interest rate swap agreement
Amount of Gain/(Loss) recognized in income	$ 1,447	$ 0